Funding from Group measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Funding From Group [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	$ 48,546	$ 47,172	$ 42,073
Senior unsecured debt other than TLAC	1,180	3,606	236
Subordinated bonds	11,719	12,315	13,838
High-trigger loss-absorbing additional tier 1 capital instruments	10,528	11,118	10,654
Low-trigger loss-absorbing additional tier 1 capital instruments	1,189	1,198	1,187
Total	$ 61,445	$ 63,093	$ 56,147